Interest Rate Benchmark Reform (Tables)	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Summary Of Financial Instruments Yet To Be Transitioned To An Alternative Benchmark Rate
The following table shows quantitative information about financial instruments that have yet to be referencing the USD LIBOR at March 31, 2024 and 2023. The amounts in the table below are the aggregation of the amounts used for regulatory reporting of SMFG, SMBC, SMBC’s subsidiaries and SMBC Nikko Securities.

	At March 31, 2024	At March 31, 2023

	(In billions)
Carrying amount of non-derivative financial assets	¥2,132	¥9,568
Carrying amount of non-derivative financial liabilities	—	1,351
Derivative notional amounts (1)	928	247,066

(1)	The amounts of hedging instruments directly affected by the interest rate benchmark reform were nil and ¥4,716 billion at March 31, 2024 and 2023, respectively.